Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Argentinean Peso [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	18.774210	15.850116	13.004955
Average rate	16.580667	14.7625910	9.101728
Australian Dollar [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	1.279580	1.384689
Average rate	1.308997	1.3440978
Brazilian Real [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	3.308005	3.259106	3.904803
Average rate	3.201667	3.4749280	3.259601
Canadian Dollar [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	1.253982	1.345983	1.388446
Average rate	1.303248	1.3188440	1.270237
Colombian Peso [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	2,988.600000	3,002.140000	3,145.640000
Average rate	2,965.940000	2,986.8900000	2,792.222000
Chinese Yuan [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	6.507500	6.944520	6.485535
Average rate	6.785290	6.6076350	6.256495
Euro [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	0.833819	0.948677	0.918527
Average rate	0.886817	0.9028210	0.899096
Mexican Peso [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	19.735828	20.663842	17.206357
Average rate	18.811612	18.4641070	15.730837
Pound Sterling [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	0.739790	0.812238	0.674152
Average rate	0.773029	0.7374000	0.653179
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	3.244558	3.352820	3.413342
Average rate	3.267432	3.3941210	3.135481
Russian Ruble [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	57.631946	60.657097	72.881615
Average rate	58.144309	66.9053650	59.186097
South Korea [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	1,067.630000	1,203.900000	1,176.090000
Average rate	1,134.040000	1,154.5000000	1,129.520000
South African Rand [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	12.345193	13.714953
Average rate	13.338803	14.0166901
Turkish Lira [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	3.790879	3.516940
Average rate	3.615028	3.5014800
Ukrainian Hryvnia [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	28.068098	27.190513	24.000600
Average rate	26.501419	25.4086740	21.493019